UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Trident Investment Management, LLC
Address:          909 Third Avenue, 30th Floor
                  New York, New York 10022


Form 13F File Number: 028-13816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Krishnamurthy Narayanan
Title:            Managing Member
Phone:            (212) 350-4710

Signature, Place, and Date of Signing:

/s/ Krishnamurthy Narayanan     New York, New York          October 25, 2010
---------------------------     -----------------------     -----------------
        [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $81,912 (thousands)


List of Other Included Managers:

   None.

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

                                                           FORM 13F

QTR ENDED 09/30/2010                         Name of Reporting Manager:  TRIDENT INVESTMENT MANAGEMENT, LLC


       Item 1:             Item 2:          Item 3:   Item 4:  Item 5:             Item 6:     Item 7:           Item 8:
    Name of Issuer         Title of         CUSIP     Fair     Share or            Investment  Other             Voting
                                                      Market   Principal Sh/ Put/  Discretion  Managers          Authority
                                                      Value    Amount    Pm  Call
                                                      (x$1000)                                          (a) Sole (b) Shared (c) None
BARRICK GOLD CORP            COM              067901108  3,106   67,100  SH          SOLE                67,100
CENOVUS ENERGY INC           COM              15135U109    526   18,300  SH          SOLE                18,300
CLAYMORE ETF TRUST 2         S&P GBL WATER    18383Q507    626   33,700  SH          SOLE                33,700
ENCANA CORP                  COM              292505104    553   18,300  SH          SOLE                18,300
EXXON MOBIL CORP             COM              30231G102  3,417   55,300  SH          SOLE                55,300
ISHARES INC                  MSCI JAPAN       464286848    791   80,000  SH          SOLE                80,000
ISHARES INC                  MSCI EMU INDEX   464286608    658   19,000  SH          SOLE                19,000
ISHARES TR INDEX             S&P GBL HLTHCR   464287325  2,606   51,450  SH          SOLE                51,450
JOHNSON & JOHNSON            COM              478160104  2,962   47,800  SH          SOLE                47,800
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100  8,334  149,000  SH          SOLE               149,000
MCKESSON CORP                COM              58155Q103  1,372   22,200  SH          SOLE                22,200
MICROSOFT CORP               COM              594918104  2,033   83,000  SH          SOLE                83,000
MOSAIC CO                    COM              61945A107  1,175   20,000  SH          SOLE                20,000
NEWMONT MINING CORP          COM              651639106  1,633   26,000  SH          SOLE                26,000
POWERSHARES ETF TRUST        WATER RESOURCE   73935X575  1,299   78,500  SH          SOLE                78,500
POWERSHS DB MULTI SECT
 COMM                        DB AGRICULT FD   73936B408  1,981   72,000  SH          SOLE                72,000
ROYAL DUTCH SHELL PLC
 SPONS ADR A                 COM              780259206  3,752   62,225  SH          SOLE                62,225
SELECT SECTOR SPDR TR        SBI HEALTHCARE   81369Y209  5,936  194,700  SH          SOLE               194,700
SELECT SECTOR SPDR TR        SBI CONS STPLS   81369Y308 10,541  378,100  SH          SOLE               378,100
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506  6,587  117,500  SH          SOLE               117,500
SELECT SECTOR SPDR TR
 SBI INT-UTILS               SBI INT-UTILS    81369Y886  7,276  231,900  SH          SOLE               231,900
SPDR GOLD TRUST              GOLD SHS         78463V107  6,671   52,150  SH          SOLE                52,150
SPDR INDEX SHS FDS           EURO STOXX 50    78463X202  1,729   47,100  SH          SOLE                47,100
VERIZON COMMUNICATIONS INC   COM              92343V104  2,184   67,000  SH          SOLE                67,000
WALT DISNEY COMPANY (THE)    COM              254687106  3,151   95,200  SH          SOLE                95,200
YAMANA GOLD INC              COM              98462Y100  1,013   88,895  SH          SOLE                88,895